OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Equipment installments receivable	$ 431.3	$ 358.6
Contract costs	175.4	174.8
Contract assets	69.1	155.6
Other	20.1	17.1
Other assets	695.9	706.1
Less current portion of contract assets	(50.2)	(129.4)
Less current portion of contract costs (included in "Other current assets")	(75.9)	(68.5)
Less current portion of equipment installments receivable (included in "Accounts receivable")	(321.9)	(256.9)
Total	247.9	251.3
Impairment loss on contract assets	9.9	17.1	$ 20.5
Amortization of contract costs	$ 81.4	$ 73.3	$ 65.9